Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 6.  Cash and Cash Equivalents

	December 31,	December 31,
	2018	2019
	(in thousands)

Cash, demand deposits and checking accounts	$98,400	95,525
Time deposits with less than three months maturity date	8,037	5,530
	$106,437	101,055

Refer to Note 22 and Note 23 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial assets and liabilities of the Company.

As of December 31, 2018 and 2019, no cash and cash equivalents were pledged with banks as collaterals.